NOTE 9 - INTEREST RATE SWAPS	12 Months Ended
Dec. 29, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 9 – INTEREST RATE SWAPS

The Company has three pay-fixed, receive-variable interest rate swaps to reduce exposure to changes in cash payments caused by changes in interest rates on certain senior long-term notes payable. The swaps mature from 2014 to 2022.  The three relationships are designated as cash flow hedges and meet the criteria for the shortcut method for assessing hedge effectiveness; therefore, the hedge is assumed to be highly effective and all changes in the fair value of the interest rate swaps are recorded in accumulated other comprehensive loss net of taxes.  At December 29, 2012 and December 31, 2011, the interest rate swap liability totaled $248 and $250, respectively, and is included in accrued expenses.  Changes in fair value must be reclassified in whole or in part from accumulated other comprehensive loss into earnings if, and when, a comparison of the swaps and the related hedged cash flows demonstrates that the shortcut method is no longer applicable. The Company expects these hedges to meet the criteria of the shortcut method for the duration of the hedging relationship and therefore, it does not expect to reclassify any portion of any unrealized loss from accumulated other comprehensive loss to earnings in the future.  Under FASB ASC 820, the Company has determined that the inputs associated with the fair value determination are readily observable at commonly quoted intervals and as a result the interest rate swaps were classified within Level 2 of the fair value hierarchy.  See Note 4 for a description of how the Company estimates the fair value of these swaps.  The following sets forth the changes recognized for the years ending December 29, 2012 and December 31, 2011:

			Other
	Derivative	Deferred	Comprehensive
	Liability	Taxes	Loss
Balance, January 1, 2011	$278	$101	$177
Derivative gain	(28)	(10)	(18)
Balance, December 31, 2011	250	91	159
Derivative loss	150	54	96
Balance, December 29, 2012	$400	$145	$255